Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation—RGC Resources, Inc. is an energy services company engaged in the sale and distribution of natural gas. The consolidated financial statements include the accounts of RGC Resources, Inc. and its wholly owned subsidiaries (“Resources” or the “Company”): Roanoke Gas Company (“Roanoke Gas”); Diversified Energy Company; and RGC Ventures of Virginia, Inc., operating as Application Resources and The Utility Consultants. Roanoke Gas is a natural gas utility, which distributes and sells natural gas to approximately 58,600 residential, commercial and industrial customers within its service areas in Roanoke, Virginia and the surrounding localities. The Company’s business is seasonal in nature and weather dependent as a majority of natural gas sales are for space heating during the winter season. Roanoke Gas is regulated by the Virginia State Corporation Commission (“SCC” or “Virginia Commission”). Application Resources provides information system services to software providers in the utility industry. The Utility Consultants provides regulatory consulting services to other utilities. Diversified Energy Company is currently inactive.
The Company follows accounting and reporting standards set by the Financial Accounting Standards Board (“FASB”) and the Securities and Exchange Commission (“SEC”).
Resources has only one reportable segment as defined under FASB ASC No. 280 – Segment Reporting. All intercompany transactions have been eliminated in consolidation.
Rate Regulated Basis of Accounting—The Company’s regulated operations follow the accounting and reporting requirements of FASB ASC No. 980, Regulated Operations. The economic effects of regulation can result in a regulated company deferring costs that have been or are expected to be recovered from customers in a period different from the period in which the costs would be charged to expense by an unregulated enterprise. When this situation occurs, costs are deferred as assets in the consolidated balance sheet (regulatory assets) and recorded as expenses when such amounts are reflected in rates. Additionally, regulators can impose liabilities upon a regulated company for amounts previously collected from customers and for current collection in rates of costs that are expected to be incurred in the future (regulatory liabilities). In the event the provisions of FASB ASC No. 980 no longer apply to any or all regulatory assets or liabilities, the Company would write off such amounts and include them in the consolidated statements of income and comprehensive income in the period for which FASB ASC No. 980 no longer applied.
Regulatory assets and liabilities included in the Company’s consolidated balance sheets as of September 30, 2014 and 2013 are as follows:

	September 30
	2014	2013
Regulatory Assets:
Current Assets:
Accounts receivable:
Accrued WNA revenues	$143,753	$—
Under-recovery of gas costs	180,831	—
Other:
Accrued pension and postretirement medical	394,215	184,063
Utility Property:
In service:
Other	11,945	11,945
Other Assets:
Regulatory assets:
Premium on early retirement of debt	2,283,744	65,817
Accrued pension and postretirement medical	6,884,812	4,267,211
Other	104,833	141,083
Total regulatory assets	$10,004,133	$4,670,119
Regulatory Liabilities:
Current Liabilities:
Over-recovery of gas costs	$—	$1,027,303
Accrued expenses:
Over-recovery of SAVE Plan revenues	187,203	—
Deferred Credits and Other Liabilities:
Asset retirement obligations	4,802,015	4,525,355
Regulatory cost of retirement obligations	8,575,147	8,180,173
Total regulatory liabilities	$13,564,365	$13,732,831

As of September 30, 2014, the Company had regulatory assets in the amount of $7,527,613 on which the Company did not earn a return during the recovery period. These assets primarily pertain to the net funded position of the Company’s benefit plans related to its regulated operations. As such, the amortization period is not specifically defined.
Utility Plant and Depreciation—Utility plant is stated at original cost. The cost of additions to utility plant includes direct charges and overhead. The cost of depreciable property retired is charged to accumulated depreciation. The cost of asset removals, less salvage, is charged to “regulatory cost of retirement obligations” or “asset retirement obligations” as explained under Asset Retirement Obligations below. Maintenance, repairs, and minor renewals and betterments of property are charged to operations and maintenance.
Provisions for depreciation are computed principally at composite straight-line rates as determined by depreciation studies required to be performed on the regulated utility assets of Roanoke Gas Company at least every five years. The Company completed its most recent depreciation study and the SCC approved the new depreciation rates in September 2014. The SCC instructed the Company to implement these new rates retroactive to October 1, 2013. As a result of the new rates, the composite weighted-average depreciation rate declined slightly to 3.25% for the year ended September 30, 2014 as compared to 3.35% and 3.34% for the fiscal years ended September 30, 2013 and 2012, respectively. The change in depreciation rates is considered a change in accounting estimate and is recorded in the period in which the Company received approval from the SCC. The effect of this change in estimate was to reduce depreciation expense by $126,875 and increase net income by $78,713 and earnings per share by $0.02 for the year ended September 30, 2014.
The composite rates are comprised of two components, one based on average service life and one based on cost of retirement. As a result, the Company accrues the estimated cost of retirement of long-lived assets through depreciation expense. Retirement costs are not a legal obligation but rather the result of cost-based regulation and are accounted for under the provisions of FASB ASC No. 980. Such amounts are classified as a regulatory liability.
The Company reviews long-lived assets and certain identifiable intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. These reviews have not identified any impairments which would have a material effect on the results of operations or financial condition.
Asset Retirement Obligations—FASB ASC No. 410, Asset Retirement and Environmental Obligations, requires entities to record the fair value of a liability for an asset retirement obligation when there exists a legal obligation for the retirement of the asset. When the liability is initially recorded, the entity capitalizes the cost, thereby increasing the carrying amount of the underlying asset. In subsequent periods, the liability is accreted, and the capitalized cost is depreciated over the useful life of the underlying asset. The Company has recorded asset retirement obligations for its future legal obligations related to evacuating and capping its distribution mains and services upon retirement, although the timing of such retirements is uncertain.
The Company’s composite depreciation rates include a component to provide for the cost of retirement of assets. As a result, the Company accrues the estimated cost of retirement of its utility plant through depreciation expense and creates a corresponding regulatory liability. The costs of retirement considered in the development of the depreciation component include those costs associated with the legal liability. Therefore, the asset retirement obligation is reclassified from the regulatory cost of retirement obligation. If the legal obligations were to exceed the regulatory liability provided for in the depreciation rates, the Company would establish a regulatory asset for such difference with the anticipation of future recovery through rates charged to customers. In both 2014 and 2013, the Company increased its asset retirement obligation to reflect changes in the estimated cash flows for asset retirements.
The following is a summary of the asset retirement obligation:

	Years Ended September 30
	2014	2013
Beginning balance	$4,525,355	$4,251,295
Liabilities incurred	74,276	75,312
Liabilities settled	(165,845)	(194,602)
Accretion	258,763	249,293
Revisions to estimated cash flows	109,466	144,057
Ending balance	$4,802,015	$4,525,355

Cash, Cash Equivalents and Short-Term Investments—From time to time, the Company will have balances on deposit at banks in excess of the amount insured by the Federal Deposit Insurance Corporation (“FDIC”). The Company has not experienced any losses on these accounts and does not consider these amounts to be at credit risk. As of September 30, 2014, the Company did not have any bank deposits in excess of the FDIC insurance limits. For purposes of the consolidated statements of cash flows, the Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.
Customer Receivables and Allowance for Doubtful Accounts—Accounts receivable include amounts billed to customers for natural gas sales and related services and gas sales occurring subsequent to normal billing cycles but before the end of the period. The Company provides an estimate for losses on these receivables by utilizing historical information, current account balances, account aging and current economic conditions. Customer accounts are charged off annually when deemed uncollectible or when turned over to a collection agency for action.
A reconciliation of changes in the allowance for doubtful accounts is as follows:

	Years Ended September 30
	2014	2013	2012
Beginning balance	$68,539	$65,219	$66,058
Provision for doubtful accounts	148,881	85,033	11,588
Recoveries of accounts written off	136,369	122,432	134,331
Accounts written off	(283,042)	(204,145)	(146,758)
Ending balance	$70,747	$68,539	$65,219

Financing Receivables—Financing receivables represent a contractual right to receive money either on demand or on fixed or determinable dates and are recognized as assets on the entity’s balance sheet. Trade receivables are the Company's one primary type of financing receivables, resulting from the sale of natural gas and other services to its customers. These receivable are short-term in nature with a provision for uncollectible balances included in the financial statements.
Inventories—Inventories, consisting of natural gas in storage and materials and supplies, are recorded at average cost. Injections into storage are priced at the purchase cost at the time of injection and withdrawals from storage are priced at the weighted average price in storage. Materials and supplies are removed from inventory at average cost.
Unbilled Revenues—The Company bills its natural gas customers on a monthly cycle basis; however, the billing cycle period for most customers does not coincide with the accounting periods used for financial reporting. As the Company recognizes revenue when gas is delivered, an accrual is made to estimate revenues for natural gas delivered to customers but not billed during the accounting period. The amounts of unbilled revenue receivable included in accounts receivable on the consolidated balance sheets at September 30, 2014 and 2013 were $1,071,128 and $1,056,253, respectively.
Income Taxes—Income taxes are accounted for using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the years in which those temporary differences are expected to be recovered or settled. A valuation allowance against deferred tax assets is provided if it is more likely than not the deferred tax asset will not be realized. The Company and its subsidiaries file state and federal consolidated income tax returns.
Debt Expenses—Debt issuance expenses are amortized over the lives of the debt instruments.
Over/Under-Recovery of Natural Gas Costs—Pursuant to the provisions of the Company’s Purchased Gas Adjustment (“PGA”) clause, the SCC provides the Company with a method of passing along to its customers increases or decreases in natural gas costs incurred by its regulated operations, including gains and losses on natural gas derivative hedging instruments. On a quarterly basis, the Company files a PGA rate adjustment request with the SCC to adjust the gas cost component of its rates up or down depending on projected price and activity. Once administrative approval is received, the Company adjusts the gas cost component of its rates to reflect the approved amount. As actual costs will differ from the projections used in establishing the PGA rate, the Company may either over-recover or under-recover its actual gas costs during the period. Any difference between actual costs incurred and costs recovered through the application of the PGA is recorded as a regulatory asset or liability. At the end of the deferral period, the balance of the net deferred charge or credit is amortized over an ensuing 12-month period as amounts are reflected in customer billings.
Fair Value—Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company determines fair value based on the following fair value hierarchy which prioritizes each input to the valuation methods into one of the following three broad levels:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•
Level 2 – Inputs other than quoted prices in Level 1 that are either for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3 – Unobservable inputs for the asset or liability where there is little, if any, market activity which require the Company to develop its own assumptions.
The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets (Level 1) and the lowest priority to unobservable inputs (Level 3). All fair value disclosures are categorized within one of the three categories in the hierarchy. See fair value disclosures below and in Notes 6 and 10.
Use of Estimates—The preparation of financial statements in conformity with Generally Accepted Accounting Principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Excise and Sales Taxes—Certain excise and sales taxes imposed by the state and local governments in the Company’s service territory are collected by the Company from its customers. These taxes are accounted for on a net basis and therefore are not included as revenues in the Company’s Consolidated Statements of Income.
Earnings Per Share—Basic earnings per share and diluted earnings per share are calculated by dividing net income by the weighted-average common shares outstanding during the period and the weighted-average common shares outstanding during the period plus dilutive potential common shares, respectively. Dilutive potential common shares are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all options are used to repurchase common stock at market value. The amount of shares remaining after the proceeds are exhausted represents the potentially dilutive effect of the securities. A reconciliation of basic and diluted earnings per share is presented below:

	Years Ended September 30
	2014	2013	2012
Net Income	$4,708,440	$4,262,052	$4,296,745
Weighted-average common shares	4,715,478	4,698,727	4,647,439
Effect of dilutive securities:
Options to purchase common stock	804	39	3,510
Diluted average common shares	4,716,282	4,698,766	4,650,949
Earnings Per Share of Common Stock:
Basic	$1.00	$0.91	$0.92
Diluted	$1.00	$0.91	$0.92

Business and Credit Concentrations—The primary business of the Company is the distribution of natural gas to residential, commercial and industrial customers in its service territories.
No regulated sales to individual customers accounted for more than 5% of total revenue in any period or amounted to more than 5% of total accounts receivable.
Roanoke Gas currently holds the only franchises and/or certificates of public convenience and necessity to distribute natural gas in its service area. These franchises are effective through January 1, 2016. Certificates of public convenience and necessity in Virginia are exclusive and are intended for perpetual duration.
Roanoke Gas is served directly by two primary pipelines. These two pipelines provide all of the natural gas supplied to the Company’s customers. Depending upon weather conditions and the level of customer demand, failure of one or both of these transmission pipelines could have a major adverse impact on the Company.
Derivative and Hedging Activities—FASB ASC No. 815, Derivatives and Hedging, requires the recognition of all derivative instruments as assets or liabilities in the Company’s balance sheet and measurement of those instruments at fair value.
The Company’s hedging and derivatives policy allows management to enter into derivatives for the purpose of managing commodity and financial market risks of its business operations. The Company’s hedging and derivatives policy specifically prohibits the use of derivatives for speculative purposes. The key market risks that RGC Resources, Inc. hedges against include the price of natural gas and the cost of borrowed funds.
The Company periodically enters into collars, swaps and caps for the purpose of hedging the price of natural gas in order to provide price stability during the winter months. The fair value of these instruments is recorded in the balance sheet with the offsetting entry to either under-recovery of gas costs or over-recovery of gas costs. Net income and other comprehensive income are not affected by the change in market value as any cost incurred or benefit received from these instruments is recoverable or refunded through the PGA as the SCC allows for full recovery of prudent costs associated with natural gas purchases. At September 30, 2014 and 2013, the Company had no outstanding derivative instruments for the purchase of natural gas.
The Company also had two interest rate swaps that essentially converted its variable interest rate notes to fixed rate debt instruments. Both swaps were terminated in September 2014 as part of the Company's debt refinancing as described in more detail in Note 4. These swaps qualified as cash flow hedges with changes in fair value reported in other comprehensive income.
No derivative instruments were deemed to be ineffective for any period presented.
The table below reflects the fair values of the derivative instruments and their corresponding classification in the consolidated balance sheets under the current liabilities caption of “Fair value of marked-to-market transactions” as of September 30, 2014 and 2013:

	September 30
	2014	2013
Derivatives designated as hedging instruments:
Interest rate swaps	$—	$1,986,695
Total derivatives designated as hedging instruments	$—	$1,986,695

See Note 10 for additional information on fair value.

Other Comprehensive Income(Loss)—A summary of other comprehensive income is provided below:

	Before Tax Amount	Tax (Expense) or Benefit	Net-of Tax Amount
Year Ended September 30, 2014:
Interest rate swaps:
Unrealized losses	$(58,800)	$22,321	$(36,479)
Transfer of realized losses to interest expense	926,262	(351,609)	574,653
Transfer of realized losses to regulatory asset	1,119,233	(424,861)	694,372
Net unrealized losses on interest rate swaps	1,986,695	(754,149)	1,232,546
Defined benefit plans:
Net loss arising during period	(397,714)	151,131	(246,583)
Amortization of actuarial losses	41,846	(15,901)	25,945
Net defined benefit plans	(355,868)	135,230	(220,638)
Other comprehensive income	$1,630,827	$(618,919)	$1,011,908
Year Ended September 30, 2013:
Interest rate swaps:
Unrealized losses	$(20,479)	$7,774	$(12,705)
Transfer of realized losses to interest expense	950,501	(360,811)	589,690
Net unrealized losses on interest rate swaps	930,022	(353,037)	576,985
Defined benefit plans:
Net gain arising during period	1,714,890	(651,659)	1,063,231
Amortization of actuarial losses	219,890	(83,558)	136,332
Amortization of transition obligation	35,972	(13,669)	22,303
Net defined benefit plans	1,970,752	(748,886)	1,221,866
Other comprehensive income	$2,900,774	$(1,101,923)	$1,798,851
Year Ended September 30, 2012:
Interest rate swaps:
Unrealized losses	$(543,826)	$206,437	$(337,389)
Transfer of realized losses to interest expense	939,285	(356,553)	582,732
Net unrealized losses on interest rate swaps	395,459	(150,116)	245,343
Defined benefit plans:
Net loss arising during period	(508,666)	193,294	(315,372)
Amortization of actuarial losses	200,136	(76,052)	124,084
Amortization of transition obligation	47,093	(17,895)	29,198
Net defined benefit plans	(261,437)	99,347	(162,090)
Other comprehensive income	$134,022	$(50,769)	$83,253

The amortization of actuarial losses and transition obligation is included as components of net periodic pension and postretirement benefit costs and is included in operations and maintenance expense.
Composition of Accumulated Other Comprehensive Income (Loss)

	Interest Rate Swaps	Defined Benefit Plans	Accumulated Other Comprehensive Income (Loss)
Balance September 30, 2011	$(2,054,874)	$(1,978,464)	$(4,033,338)
Other comprehensive income (loss)	245,343	(162,090)	83,253
Balance September 30, 2012	(1,809,531)	(2,140,554)	(3,950,085)
Other comprehensive income (loss)	576,985	1,221,866	1,798,851
Balance September 30, 2013	(1,232,546)	(918,688)	(2,151,234)
Other comprehensive income (loss)	1,232,546	(220,638)	1,011,908
Balance September 30, 2014	$—	$(1,139,326)	$(1,139,326)

Recently Adopted Accounting Standards—In June 2011, the FASB issued guidance under FASB ASC No. 220 - Comprehensive Income that defines the presentation of Comprehensive Income in the financial statements. According to the guidance, an entity may present a single continuous statement of comprehensive income or two separate statements - a statement of income and a statement of other comprehensive income that immediately follows the statement of income. In either presentation, the entity is required to present on the face of the financial statement the components of other comprehensive income including the reclassification adjustment for items that are reclassified from other comprehensive income to net income. In December 2011, the FASB issued additional guidance under FASB ASC No. 220 that deferred the effective date of earlier guidance with regard to the presentation of reclassifications of items out of accumulated other comprehensive income. All other provisions of the original guidance remain in effect. In February 2013, the FASB issued additional guidance regarding the reporting of amounts reclassified out of accumulated other comprehensive income. Under the new provisions, an entity must present the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income. The disclosures required under this guidance are provided above.
Recently Issued Accounting Standards—In May 2014, the FASB issued guidance under FASB ASC No. 606 - Revenue from Contracts with Customers that affects any entity that enters into contracts with customers for the transfer of goods or services or transfer of non-financial assets. This guidance will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance. The core principle of the new guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply these steps: (1) identify the contract with the customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when, or as, the entity satisfies the performance obligation. The new guidance is effective for the Company for the annual reporting period ended September 30, 2018 and interim periods within that annual period. Early application is not permitted. Management has not completed its evaluation of the new guidance. However, the Company does not currently expect the new guidance to have a material effect on its financial position, results of operations or cash flows.
Other accounting standards that have been issued or proposed by the FASB or other standard–setting bodies are not currently applicable to the Company or are not expected to have a significant impact on the Company’s financial position, results of operations and cash flows.